PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 117,389	$ 134,775
Accumulated depreciation	101,757	116,554
Property and equipment, net	15,632	18,221
Depreciation	7,868	8,276	$ 7,986
Property plant and equipment reduction to cost and accumulated depreciation	21,700
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	97,450	112,320
Accumulated depreciation	85,213	98,199
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,244	14,187
Accumulated depreciation	10,350	11,993
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,695	8,268
Accumulated depreciation	$ 6,194	$ 6,362